Financial risk management, objectives and policies (Details 2) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Interest [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	S/ 240,942	S/ 294,840
Interest-bearing loans adjusted by hedge [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	913,300	913,300
Hedge Finance Cost Payable [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	143,451	175,541
Trade and Other Payables [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	139,306	98,805
Energy Supply [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	6,005	9,898
Not later than one month [Member] | Interest [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities
Not later than one month [Member] | Interest-bearing loans adjusted by hedge [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities
Not later than one month [Member] | Hedge Finance Cost Payable [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities
Not later than one month [Member] | Trade and Other Payables [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities
Not later than one month [Member] | Energy Supply [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities
Not later than three months [Member] | Interest [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	21,904	22,680
Not later than three months [Member] | Interest-bearing loans adjusted by hedge [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities
Not later than three months [Member] | Hedge Finance Cost Payable [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	13,041	13,503
Not later than three months [Member] | Trade and Other Payables [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	129,595	89,864
Not later than three months [Member] | Energy Supply [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	3,357	3,738
Not later than one year [member] | Interest [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	21,904	22,680
Not later than one year [member] | Interest-bearing loans adjusted by hedge [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities
Not later than one year [member] | Hedge Finance Cost Payable [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	13,041	13,503
Not later than one year [member] | Trade and Other Payables [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	9,711	8,941
Not later than one year [member] | Energy Supply [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	2,648	5,246
Later than one year and not later than five years [Member] | Interest [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	175,230	181,440
Later than one year and not later than five years [Member] | Interest-bearing loans adjusted by hedge [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities
Later than one year and not later than five years [Member] | Hedge Finance Cost Payable [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	104,328	108,025
Later than one year and not later than five years [Member] | Trade and Other Payables [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities
Later than one year and not later than five years [Member] | Energy Supply [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities		914
Later than five years [Member] | Interest [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	21,904	68,040
Later than five years [Member] | Interest-bearing loans adjusted by hedge [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	913,300	913,300
Later than five years [Member] | Hedge Finance Cost Payable [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	13,041	40,510
Later than five years [Member] | Trade and Other Payables [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities
Later than five years [Member] | Energy Supply [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities